Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
REVENUE	$ 5,839.3	$ 6,217.5	$ 5,928.1
Cost of sales and services	(4,773.4)	(4,980.7)	(4,816.8)
GROSS PROFIT	1,065.9	1,236.8	1,111.3
Operating Income (expense)
Administrative	(179.1)	(164.3)	(182.0)
Selling	(307.0)	(368.6)	(361.6)
Research	(49.2)	(47.6)	(41.7)
Other operating income (expense), net	(202.5)	(450.0)	(194.2)
Equity in income (losses) of associates	1.2	(0.3)	(0.3)
OPERATING PROFIT BEFORE FINANCIAL INCOME	329.3	206.0	331.5
Financial income (expense), net	(47.6)	(51.4)	(22.9)
Foreign exchange gain (loss) , net	6.6	4.5	27.6
PROFIT BEFORE TAXES ON INCOME	288.3	159.1	336.2
Income tax expense	(25.5)	8.7	(255.4)
NET INCOME FOR THE PERIOD	262.8	167.8	80.8
Atributable to :
Owners of Embraer	246.8	166.1	69.2
Noncontrolling interests	$ 16.0	$ 1.7	$ 11.6
Earnings per share-basic in US$	$ 0.3361	$ 0.2258	$ 0.0947
Earnings per share-diluted in US$	$ 0.3359	$ 0.2253	$ 0.0943